Standards issued but not yet effective (Details)	12 Months Ended
Dec. 31, 2024
Amendments to IAS 12, Income Taxes [Member]
Statement [Line Items]
Standards and interpretations adoption date	January 1, 2024
Amendments to IAS 16, Leases [Member]
Statement [Line Items]
Standards and interpretations adoption date	January 1, 2024
Amendments to IAS 1, Presentation of Financial Statements [Member]
Statement [Line Items]
Standards and interpretations adoption date	January 1, 2024
Amendments to IAS 21,Lack of Exchangeability [Member]
Statement [Line Items]
Standards and interpretations adoption date	January 1, 2025
IFRS 18, Presentation and Disclosure in Financial Statements [Member]
Statement [Line Items]
Standards and interpretations adoption date	January 1, 2027